Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2012
Accounts Receivable, Net
Accounts Receivable, Net of Allowance for Doubtful Accounts

Accounts receivable, net of allowance for doubtful accounts of $31,068,977 and $40,210,266 for the years ended December 31, 2011 and 2012, respectively, consists of following:

	December 31,
	2011	2012
Billed receivable	$156,633,471	$156,556,987
Unbilled receivable	92,572,783	126,420,101

Total	$249,206,254	$282,977,088

Analysis of Allowance for Doubtful Accounts

An analysis of allowance for doubtful accounts for the years ended December 31, 2010, 2011 and 2012 is as follows:

	For the years ended December 31,
	2010	2011	2012
Balance at beginning of year	$33,596,096	$21,088,503	$31,068,977
Bad debt expenses	454,624	16,013,208	13,050,644
Recoveries and (write-offs), net	(10,393,667)	(7,254,193)	(3,308,514)
Disposition of subsidiaries	(3,312,436)	—	(715,975)
Effect of exchange rate changes	743,886	1,221,459	115,134

Balance at end of year	$21,088,503	$31,068,977	$40,210,266